Stock/Equity-Based Compensation - Summary of Restricted Stock Unit Activity and Related Information (Q2) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restricted Incentive Units RSU [Member]
Number of Shares
Unvested beginning balance	86,225	0
Issued	0	122,469
Vested	(17,624)	(23,146)
Forfeited	(20,429)	(13,098)
Unvested ending balance	48,172	86,225
Weighted Average Grant Date Fair Value
Unvested beginning balance	$ 17.89	$ 0
Issued	0	17.89
Vested	17.89	17.89
Forfeited	17.89	17.89
Unvested ending balance	$ 17.89	$ 17.89
Restricted Incentive Units RSA [Member]
Number of Shares
Unvested beginning balance	305,663	0
Issued	0	305,663
Vested	(189,778)	0
Forfeited	(35,725)	0
Unvested ending balance	80,160	305,663
Weighted Average Grant Date Fair Value
Unvested beginning balance	$ 3.83	$ 0
Issued	0	3.83
Vested	3.83	0
Forfeited	3.83	0
Unvested ending balance	$ 3.83	$ 3.83